Convertible loans - Schedule of the First and Second Tranche (Details) - USD ($) $ in Thousands	May 19, 2020	Apr. 24, 2020
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (65,000)	$ (65,000)
Disbursement upon completion of IPO | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings		(65,000)
Disbursement upon completion of IPO | Cost | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		(27,797)
Disbursement upon completion of IPO | Cost | Convertible loan
Disclosure of detailed information about borrowings [line items]
Borrowings		(37,203)
Disbursement upon completion of IPO | Transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings		(3,673)
Disbursement upon completion of IPO | Transaction costs | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		(1,571)
Disbursement upon completion of IPO | Transaction costs | Convertible loan
Disclosure of detailed information about borrowings [line items]
Borrowings		(2,102)
Disbursement upon completion of IPO | Net Carrying Amount
Disclosure of detailed information about borrowings [line items]
Borrowings		(61,327)
Disbursement upon completion of IPO | Net Carrying Amount | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		(26,226)
Disbursement upon completion of IPO | Net Carrying Amount | Convertible loan
Disclosure of detailed information about borrowings [line items]
Borrowings		(35,101)
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Borrowings		(50,000)
Disbursement upon receipt of regulatory approval for ZYNLONTA | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings		(68,526)
Disbursement upon receipt of regulatory approval for ZYNLONTA | Cost | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		(18,158)
Disbursement upon receipt of regulatory approval for ZYNLONTA | Cost | Convertible loan
Disclosure of detailed information about borrowings [line items]
Borrowings		(50,368)
Disbursement upon receipt of regulatory approval for ZYNLONTA | Transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings		(557)
Disbursement upon receipt of regulatory approval for ZYNLONTA | Transaction costs | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		(148)
Disbursement upon receipt of regulatory approval for ZYNLONTA | Transaction costs | Convertible loan
Disclosure of detailed information about borrowings [line items]
Borrowings		(409)
Disbursement upon receipt of regulatory approval for ZYNLONTA | Net Carrying Amount | Convertible loan
Disclosure of detailed information about borrowings [line items]
Borrowings		$ (49,959)